Revenue from contracts with customers - Schedule Of Contract Cost Capitalized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract assets [abstract]
Contract assets	¥ 147,499	$ 21,217	¥ 127,704
Additions	50,193	7,220	19,795
Contract assets	¥ 197,692	$ 28,437	¥ 147,499